Consolidated Balance Sheets (Parenthetical)	Feb. 11, 2025 shares
Class B common shares
Condensed Financial Statements, Captions [Line Items]
Number of shares outstanding	78,299,822
Common Shares
Condensed Financial Statements, Captions [Line Items]
Number of shares outstanding	78,299,822